August 4, 1998


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: GrandView Investment Trust (the "Trust"); (File Nos. 33-89628 and 811-8978) on behalf of the GrandView S&P(R) REIT Index Fund and the GrandView Realty Growth Fund


Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Funds do not differ from that contained in Post-Effective Amendment No. 5 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on July 31, 1998.


Yours truly,


/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, GrandView Investment Trust